SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 113,520	$ 129,230	$ 166,338
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	45,605	30,861	25,391
Property and equipment, depreciation	(30,716)	(15,848)	(23,449)
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	45,303	46,376	42,851
Property and equipment, depreciation	(34,448)	(31,518)	(1,671)
Kitchen Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	22,470	23,044	20,257
Property and equipment, depreciation	(9,517)	(8,368)	(3,240)
Operating Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	8,325	8,522	8,384
Property and equipment, depreciation	(3,815)	(3,373)	(1,223)
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	118,983	122,083	111,924
Property and equipment, depreciation	$ (48,670)	$ (42,549)	$ (12,886)